RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Advertising expense	$ 8,679,060	$ 28,951,702	$ 23,987,328
Amount due to related parties	547,478
Amount due from related party		356,090
Allyes
Related party transactions
Advertising expense			288,836
Amount due to related parties
VIPShop
Related party transactions
Revenue	2,818,196	356,090
Amount due from related party		356,090
Amount due to related parties	547,478
Period after which receivable is due after the issuance of invoices	5 days
Qihoo
Related party transactions
Advertising expense	2,524,824
Amount due to related parties